Goodwill - Schedule of Impairment Assessment of Goodwill (Details)	Jun. 30, 2025 USD ($)
Revenue Growth Rate [Member] | Minimum [Member]
Schedule of Impairment Assessment of Goodwill [Line Items]
Sensitivity on estimate rate	10.00%
Sensitivity on estimate impact (in Dollars)	$ 466,211
Revenue Growth Rate [Member] | Minimum [Member] | Base Case [Member]
Schedule of Impairment Assessment of Goodwill [Line Items]
Sensitivity on estimate rate	3.20%
Revenue Growth Rate [Member] | Maximum [Member]
Schedule of Impairment Assessment of Goodwill [Line Items]
Sensitivity on estimate rate	10.00%
Sensitivity on estimate impact (in Dollars)	$ (429,388)
Revenue Growth Rate [Member] | Maximum [Member] | Base Case [Member]
Schedule of Impairment Assessment of Goodwill [Line Items]
Sensitivity on estimate rate	40.80%
Gross Profit Margin [Member] | Base Case [Member]
Schedule of Impairment Assessment of Goodwill [Line Items]
Sensitivity on estimate rate	3.00%
Gross Profit Margin [Member] | Minimum [Member]
Schedule of Impairment Assessment of Goodwill [Line Items]
Sensitivity on estimate rate	10.00%
Sensitivity on estimate impact (in Dollars)	$ 810,193
Gross Profit Margin [Member] | Maximum [Member]
Schedule of Impairment Assessment of Goodwill [Line Items]
Sensitivity on estimate rate	10.00%
Sensitivity on estimate impact (in Dollars)	$ (828,072)
Discount Rate [Member] | Base Case [Member]
Schedule of Impairment Assessment of Goodwill [Line Items]
Sensitivity on estimate rate	11.50%
Discount Rate [Member] | Minimum [Member]
Schedule of Impairment Assessment of Goodwill [Line Items]
Sensitivity on estimate rate	10.00%
Sensitivity on estimate impact (in Dollars)	$ (103,338)
Discount Rate [Member] | Maximum [Member]
Schedule of Impairment Assessment of Goodwill [Line Items]
Sensitivity on estimate rate	10.00%
Sensitivity on estimate impact (in Dollars)	$ 131,990